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CONSECO VARIABLE INSURANCE COMPANY





ANNUAL REPORT
TO CONTRACT OWNERS
December 31, 1999





                                              Conseco Variable Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 1999

================================================================================
CONSECO VARIABLE ANNUITY ACCOUNT G                                         PAGE
Statement of Assets and Liabilities as of December 31, 1999...............   2
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 1999....................................   4
Statements of Operations and Statements of Changes in Net Assets
  for the Period April 29, 1998 through December 31, 1998.................  10
Notes to Financial Statements.............................................  16
Report of Independent Accountants ........................................  18

CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1999

===================================================================================================
                                                                                          NET ASSET
                                                                    SHARES       COST      VALUE
---------------------------------------------------------------------------------------------------
Assets:
  Investments in portfolio shares, at net asset value (Note 2):
   The Alger American Fund:
     Growth Portfolio......................................        5,917.2   $  358,923  $  380,947
     Leveraged AllCap Portfolio............................        9,918.5      433,415     574,978
     MidCap Growth Portfolio...............................        5,784.1      161,279     186,420
     Small Capitalization Portfolio........................          896.1       38,845      49,418
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       67,354.6      518,365     538,837
     International Fund....................................       44,177.5      551,741     552,219
     Value Fund............................................       14,971.5       93,382      89,080
   Berger Institutional Products Trust:
     100 Fund..............................................        2,257.5       40,542      43,389
     Growth and Income Fund................................       29,627.7      615,571     783,652
     Small Company Growth Fund.............................        1,664.1       29,586      39,123
     BIAM International Fund...............................          189.3        2,286       2,769
   Conseco Series Trust:
     Balanced Portfolio....................................       21,123.7      300,043     309,480
     Equity Portfolio......................................        4,072.4       96,084      94,401
     Fixed Income Portfolio................................        9,479.4       91,574      88,969
     Government Securities Portfolio.......................       10,559.3      118,700     115,741
     Money Market Portfolio................................    7,999,930.0    7,999,930   7,999,930
   Dreyfus Stock Index Fund................................       13,156.2      487,644     505,855
   The Dreyfus Socially Responsible Growth Fund, Inc.......        2,964.7      102,968     115,830
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        2,192.8       54,504      59,030
     International Value Portfolio.........................        1,691.1       25,964      26,499
   Federated Insurance Series:
     High Income Bond Fund II..............................       15,797.0      162,085     161,761
     International Equity Fund II..........................          347.9        6,904       9,616
     Utility Fund II.......................................        2,006.2       29,044      28,790
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          642.6       13,166      13,501
     High Yield Fund.......................................       17,580.7      208,388     202,354
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................        9,395.2      419,959     560,802
     Growth Portfolio......................................       21,517.0      674,168     724,048
     Worldwide Growth Portfolio............................       16,860.2      596,034     805,074
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          885.8       10,801      10,214
     Small Cap Portfolio...................................          376.7        3,812       3,699
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        3,135.8       65,959      69,490
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................           78.8        1,227       1,288
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.......................        3,822.4       50,333      50,609
     Partners Portfolio....................................          932.3       18,104      18,311
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................        7,798.1      181,411     236,828
   Strong Opportunity Fund II, Inc.........................        5,263.6      124,271     136,801
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,139.0       24,570      22,866
     Worldwide Emerging Markets Fund.......................        4,657.8       45,035      66,420
     Worldwide Hard Assets Fund............................        2,062.0       22,509      22,600
     Worldwide Real Estate Fund............................          504.4        4,856       4,616
---------------------------------------------------------------------------------------------------
      Total assets................................................................       15,706,255
Liabilities:
  Amounts due to Conseco Variable Insurance Company...............................           15,635
---------------------------------------------------------------------------------------------------
      Net assets (Note 6).........................................................      $15,690,620
===================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 1999



====================================================================================================
                                                                                         TOTAL VALUE
                                                                   UNITS     UNIT VALUE    OF UNITS
----------------------------------------------------------------------------------------------------
Net assets attributable to:
  Contract owners' deferred annuity reserves:
   The Alger American Fund:
     Growth Portfolio......................................       16,371.5   $23.189882  $  379,650
     Leveraged AllCap Portfolio............................       17,588.0    32.657950     574,388
     MidCap Growth Portfolio...............................        9,297.9    20.032232     186,258
     Small Capitalization Portfolio........................        2,423.9    20.366734      49,367
   American Century Variable Portfolios, Inc.:
     Income and Growth Fund................................       42,619.5    12.612406     537,534
     International Fund....................................       35,027.7    15.722703     550,730
     Value Fund............................................        9,758.4     9.119531      88,992
   Berger Institutional Products Trust:
     100 Fund..............................................        3,034.5    14.294697      43,377
     Growth and Income Fund................................       44,588.5    17.558227     782,895
     Small Company Growth Fund.............................        2,342.1    16.690233      39,090
     BIAM International Fund...............................          213.7    12.960694       2,770
   Conseco Series Trust:
     Balanced Portfolio....................................       18,121.9    17.061023     309,178
     Equity Portfolio......................................        4,335.2    21.755292      94,314
     Fixed Income Portfolio................................        8,054.0    11.034411      88,871
     Government Securities Portfolio.......................       10,693.4    10.811727     115,614
     Money Market Portfolio................................      724,556.2    11.035857   7,996,100
   Dreyfus Stock Index Fund................................       38,649.3    13.052208     504,459
   The Dreyfus Socially Responsible Growth Fund, Inc.......        8,134.5    14.224514     115,709
   Dreyfus Variable Investment Fund:
     Disciplined Stock Portfolio...........................        4,702.8    12.541406      58,980
     International Value Portfolio.........................        2,227.3    11.889474      26,481
   Federated Insurance Series:
     High Income Bond Fund II..............................       16,320.3     9.902221     161,607
     International Equity Fund II..........................          389.7    24.656483       9,609
     Utility Fund II.......................................        2,626.8    10.947785      28,758
   Invesco Variable Investment Funds, Inc.:
     Equity Income Fund....................................          866.0    15.576930      13,490
     High Yield Fund.......................................       16,490.2    12.260149     202,172
   Janus Aspen Series:
     Aggressive Growth Portfolio...........................       21,535.4    26.018575     560,320
     Growth Portfolio......................................       43,956.4    16.436786     722,502
     Worldwide Growth Portfolio............................       47,138.6    17.062892     804,321
   Lazard Retirement Series, Inc.:
     Equity Portfolio......................................          904.9    11.274220      10,202
     Small Cap Portfolio...................................          416.0     8.882039       3,695
   Lord Abbett Series Fund, Inc.:
     Growth and Income Portfolio...........................        4,642.9    14.951608      69,419
   Mitchell Hutchins Series Trust:
     Growth and Income Portfolio...........................          119.3    10.787063       1,287
   Neuberger Berman Advisers Management Trust:
     Limited Maturity Bond Portfolio.......................        4,966.8    10.180512      50,565
     Partners Portfolio....................................        1,859.8     9.836308      18,294
   Strong Variable Insurance Funds, Inc.:
     Mid Cap Growth Fund II................................       10,943.8    21.617066     236,573
   Strong Opportunity Fund II, Inc.........................       10,750.8    12.713201     136,677
   Van Eck Worldwide Insurance Trust:
     Worldwide Bond Fund...................................        2,313.7     9.872061      22,841
     Worldwide Emerging Markets Fund.......................        6,405.8    10.357402      66,347
     Worldwide Hard Assets Fund............................        2,648.7     8.522860      22,574
     WorldwideReal Estate Fund.............................          559.5     8.240317       4,610
----------------------------------------------------------------------------------------------------
      Net assets......................................................................  $15,690,620
====================================================================================================

   The accompanying notes are an integral part of these financial statements.

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $34,014    $  9,526    $ 6,642    $ 1,455       $      2
Expenses:
  Mortality and expense risk fees ...................................     4,482       2,637        663        249          3,348
  Administrative fees ...............................................       585         344         87         33            437
--------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................     5,067       2,981        750        282          3,785
--------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................    28,947       6,545      5,892      1,173         (3,783)
--------------------------------------------------------------------------------------------------------------------------------
Net realized  gains (losses) and unrealized
  appreciation (depreciation) on investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    54,246      23,355         27        716         24,340
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............     6,282     135,119     20,990     10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    60,528     158,474     21,017     11,257         39,192
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $89,475    $165,019    $26,909    $12,430       $ 35,409
=================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 1999

=================================================================================================================================
                                                                                                                      AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                       ---------------------------------------------- -----------
                                                                                  LEVERAGED                SMALL      INCOME AND
                                                                        GROWTH     ALL CAP     MIDCAP  CAPITALIZATION    GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .................................  $  28,947   $   6,545    $   5,892     $  1,173      $  (3,783)
  Net realized gains (losses) on sales of
   investments in portfolio shares .............................     54,246      23,355           27          716         24,340
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ..........................      6,282     135,119       20,990       10,541         14,852
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .....     89,475     165,019       26,909       12,430         35,409
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...............................    366,463     347,459      128,866       46,543        546,284
  Contract redemptions .........................................     (8,924)     (1,041)        (288)        --           (8,762)
  Net transfers ................................................   (170,214)     14,358        2,859      (18,857)       (10,527)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
      from contract owners' transactions .......................    187,325     360,776      131,437       27,686        426,995
--------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................    276,800     525,795      158,346       40,116        462,404
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ..................................    102,850      48,593       27,912        9,251         75,130
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .......................  $ 379,650   $ 574,388    $ 186,258     $ 49,367      $ 537,534
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
$     --        $ 5,873   $    2    $     --   $   --      $ 15           $54,308      $26,474   $ 7,238
   3,993            668       97       2,282      106        12             2,205          518     1,287
     521             87       13         298       14         2               288           68       168
-----------------------------------------------------------------------------------------------------------
   4,514            755      110       2,580      120        14             2,493          586     1,455
-----------------------------------------------------------------------------------------------------------
  (4,514)         5,118     (108)     (2,580)    (120)        1            51,815       25,888     5,783
-----------------------------------------------------------------------------------------------------------



 596,369            590      916      13,140      (28)        1              (993)         248    (4,807)

     194         (5,115)   2,848     161,916    9,537       483             5,856       (4,139)   (2,494)
-----------------------------------------------------------------------------------------------------------
 596,563         (4,525)   3,764     175,056    9,509       484             4,863       (3,891)   (7,301)
-----------------------------------------------------------------------------------------------------------
$592,049        $   593   $3,656    $172,476   $9,389      $485           $56,678      $21,997   $(1,518)
===========================================================================================================


===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------

$ (4,514)       $ 5,118   $  (108)  $ (2,580)  $  (120)    $    1         $ 51,815     $25,888   $  5,783

 596,369            590       916     13,140       (28)         1             (993)        248     (4,807)

     194         (5,115)    2,848    161,916     9,537        483            5,856      (4,139)    (2,494)
-----------------------------------------------------------------------------------------------------------
 592,049            593     3,656    172,476     9,389        485           56,678      21,997     (1,518)
-----------------------------------------------------------------------------------------------------------

  33,844         33,934    48,542    551,218    29,129      2,285          110,524      43,528     41,424
     (60)          (745)     (225)    (4,025)       --         --              (85)        (43)   (12,695)
 (82,554)        11,763    (8,596)    15,489       572         --          (35,736)     (6,724)   (27,228)
-----------------------------------------------------------------------------------------------------------

 (48,770)        44,952    39,721    562,682    29,701      2,285           74,703      36,761      1,501
-----------------------------------------------------------------------------------------------------------
 543,279         45,545    43,377    735,158    39,090      2,770          131,381      58,758        (17)
-----------------------------------------------------------------------------------------------------------
   7,451         43,447        --     47,737        --         --          177,797      35,556     88,888
-----------------------------------------------------------------------------------------------------------
$550,730        $88,992   $43,377   $782,895   $39,090     $2,770         $309,178     $94,314   $ 88,871
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ....................   $ 5,600      $90,490     $ 3,871     $ 5,898     $  571
Expenses:
  Mortality and expense risk fees ...................................       869       20,687         419       5,018        303
  Administrative fees ...............................................       113        2,695          55         655         40
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ...................................................       982       23,382         474       5,673        343
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ..................................     4,618       67,108       3,397         225        228
-------------------------------------------------------------------------------------------------------------------------------
Net realized  gains (losses) and unrealized
  appreciation (depreciation) of investments:
   Net realized gains (losses) on sales of
     investments in portfolio shares ................................    (3,771)          --         263      38,312      2,815
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..............    (2,978)          --      12,275      15,730      1,095
-------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ............    (6,749)          --      12,538      54,042      3,910
-------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .......   $(2,131)     $67,108     $15,935     $54,267     $4,138
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

================================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY     DREYFUS
                                                                     GOVERNMENT     MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                      SECURITIES    MARKET      GROWTH       INDEX      STOCK
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...............................        $   4,618     $   67,108  $  3,397    $    225   $    228
  Net realized gains (losses) on sales of
   investments in portfolio shares ...........................           (3,771)            00       263      38,312      2,815
  Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ........................           (2,978)            00    12,275      15,730      1,095
--------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ...           (2,131)        67,108    15,935      54,267      4,138
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .............................           70,696      7,805,123    75,767     451,148     54,742
  Contract redemptions .......................................             (410)      (464,912)     (696)    (13,538)         -
  Net transfers ..............................................           20,934        571,912    20,938     (39,335)   (24,755)
 --------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets
      from contract owners' transactions .....................           91,220      7,912,123    96,009     398,275     29,987
 --------------------------------------------------------------------------------------------------------------------------------
       Net increase in net assets ...........................            89,089      7,979,231   111,944     452,542     34,125
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ................................           26,525         16,869     3,765      51,917     24,855
--------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .....................        $ 115,614     $7,996,100  $115,709    $504,459   $ 58,980
================================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

  $2,026         $ 7,013        $   79          $ 4,054         $ 109          $ 10,894      $  3,490      $  1,700     $    410

      96           1,675            34              644           107               467         1,404         4,902        2,908
      12             219             4               84            14                61           183           639          379
-----------------------------------------------------------------------------------------------------------------------------------
     108           1,894            38              728           121               528         1,587         5,541        3,287
-----------------------------------------------------------------------------------------------------------------------------------
   1,918           5,119            41            3,326           (12)           10,366         1,903        (3,841)      (2,877)
-----------------------------------------------------------------------------------------------------------------------------------



      48          (6,718)           24           (1,129)          659              (290)       12,001       119,617        6,918

     669          (1,069)        2,711           (2,912)          335            (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
     717          (7,787)        2,735           (4,041)          994            (5,503)      152,011       155,944      210,091
-----------------------------------------------------------------------------------------------------------------------------------
  $2,635         $(2,668)       $2,776          $  (715)        $ 982          $  4,863      $153,914      $152,103     $207,214
===================================================================================================================================



===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $ 1,918         $  5,119       $   41          $  3,326        $    (12)      $ 10,366      $  1,903      $ (3,841)    $ (2,877)

      48           (6,718)          24            (1,129)            659           (290)       12,001       119,617        6,918

     669           (1,069)       2,711            (2,912)            335         (5,213)      140,010        36,327      203,173
-----------------------------------------------------------------------------------------------------------------------------------
   2,635           (2,668)       2,776              (715)            982          4,863       153,914       152,103      207,214
-----------------------------------------------------------------------------------------------------------------------------------
  17,939          203,258        7,237            63,856          19,037        134,822       311,095       607,627      505,696
  (1,780)          (1,776)        (404)           (3,740)             --         (1,994)       (1,457)       (9,223)      (3,717)
      --          (69,189)          --           (58,233)         (6,529)        57,049        93,532      (120,321)      16,880
-----------------------------------------------------------------------------------------------------------------------------------

  16,159          132,293        6,833             1,883          12,508        189,877       403,170       478,083      518,859
-----------------------------------------------------------------------------------------------------------------------------------
  18,794          129,625        9,609             1,168          13,490        194,740       557,084       630,186      726,073
-----------------------------------------------------------------------------------------------------------------------------------
   7,687           31,982           --            27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
 $26,481         $161,607       $9,609          $ 28,758        $ 13,490       $202,172      $560,320      $722,502     $804,321
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares .................     $    388  $     66      $  5,517    $     --     $   309
Expenses:
  Mortality and expense risk fees ................................          315        27           616           6         264
  Administrative fees ............................................           40         4            80           1          34
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses ................................................          355        31           696           7         298
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ...............................           33        35         4,821          (7)         11
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
    Net realized gains (losses) on sales of investments
      in portfolio shares ........................................        3,161      (115)          138          --         (84)
    Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .........................       (5,024)     (340)        2,927          61         160
-----------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .......       (1,863)     (455)        3,065          61          76
-----------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ..    $  (1,830)  $  (420)     $  7,886    $     54     $    87
===================================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 1999

===================================================================================================================================
                                                                                                                     NEUBERGER
                                                                                                                       BERMAN
                                                                                                                      ADVISERS
                                                                                                                     MANAGEMENT
                                                                         LAZARD RETIREMENT                             TRUST
                                                                         SERIES PORTFOLIOS                           PORTFOLIOS
                                                                        ------------------                           ---------
                                                                                                          MITCHELL
                                                                                            LORD ABBETT   HUTCHINS
                                                                                            SERIES TRUST SERIES TRUST LIMITED
                                                                                              GROWTH AND  GROWTH AND  MATURITY
                                                                        EQUITY   SMALL CAP      INCOME      INCOME      BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ...................................     $     33  $     35      $  4,821    $     (7)    $     11
  Net realized gains (losses) on sales of investments
   in portfolio shares ...........................................        3,161      (115)          138          --          (84)
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ............       (5,024)     (340)        2,927          61          160
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations .......       (1,830)     (420)        7,886          54           87
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments .................................       10,037     3,831        17,497       1,233       47,922
  Contract redemptions ...........................................         (847)      (37)       (3,560)         --       (2,109)
  Net transfers ..................................................      (67,298)   (7,154)           --          --      (18,944)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions .........................      (58,108)   (3,360)       13,937       1,233       26,869
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ....................      (59,938)   (3,780)       21,823       1,287       26,956
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year ....................................       70,140     7,475        47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of year (Note 6) .........................    $  10,202  $  3,695     $  69,419    $  1,287    $  50,565
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    707      $     51      $  6,235      $    832      $     --      $     --      $     --              $  295,859

      175           971         1,876           232           214           107            20                  66,903
       23           127           245            30            28            13             3                   8,726
---------------------------------------------------------------------------------------------              ----------
      198         1,098         2,121           262           242           120            23                  75,629
---------------------------------------------------------------------------------------------              ----------
      509        (1,047)        4,114           570          (242)         (120)          (23)                220,230
---------------------------------------------------------------------------------------------              ----------



    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,177        69,957        12,646        (2,373)       21,503          (434)         (257)              1,736,995
---------------------------------------------------------------------------------------------              ----------
 $  1,686      $ 68,910      $ 16,760      $ (1,803)     $ 21,261      $   (554)     $   (280)             $1,957,225
=============================================================================================              ==========



===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     -----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------              ----------
 $    509      $ (1,047)     $  4,114      $    570      $   (242)     $   (120)     $    (23)            $   220,230

    1,695        16,039         1,523          (786)          379          (525)          (17)                898,277

     (518)       53,918        11,123        (1,587)       21,124            91          (240)                838,718
---------------------------------------------------------------------------------------------              ----------
    1,686        68,910        16,760        (1,803)       21,261          (554)         (280)              1,957,225
---------------------------------------------------------------------------------------------              ----------

   17,340       117,223       126,886         6,718        34,646          (140)        1,015              13,042,294
      (43)       (2,366)       (8,456)           --          (179)         (141)          (19)               (558,297)
  (19,839)       43,892       (18,400)        3,618         9,334        23,409         3,894                     --
---------------------------------------------------------------------------------------------              ----------

   (2,542)      158,749       100,030        10,336        43,801        23,128         4,890              12,483,997
 ---------------------------------------------------------------------------------------------            ----------
     (856)      227,659       116,790         8,533        65,062        22,574         4,610              14,441,222
---------------------------------------------------------------------------------------------             ----------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------             ----------
 $ 18,294      $236,573      $136,677      $ 22,841      $ 66,347      $ 22,574      $  4,610             $15,690,620
=============================================================================================              ==========

CONSECO VARIABLE ANNUITY ACCOUNT G

STATEMENTS OF OPERATIONS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

=================================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ----------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
--------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..............   $    772    $    220     $      1      $    608      $    369
Expenses:
  Mortality and expense risk fees .............................        211         119           75            97           150
  Administrative fees .........................................         28          16           10            13            20
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses .............................................        239         135           85           110           170
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ............................        533          85          (84)          498           199
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares ....................................     (1,963)     (1,829)         (14)       (1,224)         (565)
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares .....................     15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net gain (loss) on investments in portfolio shares .......     13,780       4,615        4,137        (1,192)        5,055
-------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ..   $ 14,313    $  4,700     $  4,053      $   (694)     $  5,254
=================================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                                                                       AMERICAN
                                                                                                                       CENTURY
                                                                                                                       VARIABLE
                                                                                  THE ALGER AMERICAN FUNDS            PORTFOLIOS
                                                                  --------------------------------------------------  ---------
                                                                              LEVERAGED                   SMALL       INCOME AND
                                                                   GROWTH      ALL CAP      MIDCAP    CAPITALIZATION    GROWTH
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss)................................    $    533    $     85     $    (84)     $    498      $    199
  Net realized gains (losses) on sales of investments
   in portfolio shares........................................      (1,963)     (1,829)         (14)       (1,224)         (565)
Net change in unrealized appreciation
  (depreciation) of investments in portfolio shares...........      15,743       6,444        4,151            32         5,620
-------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations          14,313       4,700        4,053          (694)        5,254
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments..............................      21,483      18,860       23,859        15,306        16,194
  Contract redemptions .......................................        (359)         --           --           (23)         (411)
  Net transfers...............................................      67,413      25,033           --        (5,338)       54,093
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
      from contract owners' transactions......................      88,537      43,893       23,859         9,945        69,876
-------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ...........................     102,850      48,593       27,912         9,251        75,130
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................          --          --           --            --            --
-------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period ............................    $102,850    $ 48,593     $ 27,912      $  9,251      $ 75,130
=================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $     --       $     --  $     --  $    316   $     --    $     --       $  3,141     $    150  $  1,767

       43            123        --       184         40          --            732          221       309
        6             16        --        24          5          --             95           29        40
-----------------------------------------------------------------------------------------------------------
       49            139        --       208         45          --            827          250       349
-----------------------------------------------------------------------------------------------------------
      (49)          (139)       --       108        (45)         --          2,314         (100)    1,418
-----------------------------------------------------------------------------------------------------------



   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (871)           812        --     5,510     (4,450)         --          2,154          (59)     (172)
-----------------------------------------------------------------------------------------------------------
 $   (920)      $    673  $     --  $  5,618  $  (4,495)   $     --       $  4,468     $   (159) $  1,246
===========================================================================================================




===========================================================================================================
   AMERICAN CENTURY
  VARIABLE PORTFOLIOS
      (CONTINUED)           BERGER INSTITUTIONAL PRODUCTS TRUST            CONSECO SERIES TRUST PORTFOLIOS
------------------------   --------------------------------------------  ----------------------------------
                                   GROWTH AND   SMALL         BIAM                                 FIXED
INTERNATIONAL     VALUE      100     INCOME    COMPANY   INTERNATIONAL    BALANCED      EQUITY    INCOME
-----------------------------------------------------------------------------------------------------------
 $    (49)      $   (139) $     --  $    108   $    (45)   $     --       $  2,314     $   (100) $  1,418

   (1,155)            (1)       --      (653)    (4,450)         --         (1,428)      (2,515)      (61)

      284            813        --     6,163         --          --          3,582        2,456      (111)
-----------------------------------------------------------------------------------------------------------
     (920)           673        --     5,618     (4,495)         --          4,468         (159)    1,246
-----------------------------------------------------------------------------------------------------------

   13,493         (1,099)       --    61,371      6,911          --        219,964       51,835    66,678
      (22)            --        --    (1,483)       (20)         --            (81)         (70)   (3,366)
   (5,100)        43,873        --   (17,769)    (2,396)         --        (46,554)     (16,050)   24,330
-----------------------------------------------------------------------------------------------------------

    8,371         42,774        --    42,119      4,495          --        173,329       35,715    87,642
-----------------------------------------------------------------------------------------------------------
    7,451         43,447        --    47,737         --          --        177,797       35,556    88,888
-----------------------------------------------------------------------------------------------------------
       --             --        --        --         --          --             --           --        --
-----------------------------------------------------------------------------------------------------------
 $  7,451       $ 43,447  $     --  $ 47,737   $     --    $     --       $177,797     $ 35,556  $ 88,888
===========================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ...................    $    618     $  1,118    $    137    $    323    $  117
Expenses:
  Mortality and expense risk fees ..................................         119          258          11         221        49
  Administrative fees ..............................................          15           34           2          29         6
-------------------------------------------------------------------------------------------------------------------------------
   Total expenses ..................................................         134          292          13         250        55
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) .................................         484          826         124          73        62
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
     Net realized gains (losses) on sales of investments
       in portfolio shares .........................................          62           --           1         104        17
     Net change in unrealized appreciation (depreciation)
       of investments in portfolio shares ..........................          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------
        Net gain (loss) on investments in portfolio shares .........          81           --         588       2,586     3,448
-------------------------------------------------------------------------------------------------------------------------------
          Net increase (decrease) in net assets from operations ....    $    565     $    826    $    712    $  2,659   $ 3,510
===============================================================================================================================




STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===============================================================================================================================
                                                                        CONSECO SERIES                               DREYFUS
                                                                       TRUST PORTFOLIOS                              VARIABLE
                                                                         (CONTINUED)                                INVESTMENT
                                                                    -----------------------                         -----------
                                                                                               DREYFUS
                                                                                               SOCIALLY    DREYFUS
                                                                     GOVERNMENT    MONEY     RESPONSIBLE    STOCK   DISCIPLINED
                                                                     SECURITIES    MARKET      GROWTH       INDEX      STOCK
-------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) .....................................    $    484     $    826    $    124    $     73  $     62
  Net realized gains (losses) on sales of investments
    in portfolio shares ............................................          62           --           1         104        17
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares ..............          19           --         587       2,482     3,431
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........         565          826         712       2,659     3,510
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ...................................      52,528      292,964       3,053      48,640        56
  Contract redemptions .............................................         (33)     (12,500)         --        (152)     (293)
  Net transfers ....................................................     (26,535)    (264,421)         --         770    21,582
-------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets
       from contract owners' transactions ..........................      25,960       16,043       3,053      49,258    21,345
-------------------------------------------------------------------------------------------------------------------------------
         Net increase in net assets ................................      26,525       16,869       3,765      51,917    24,855
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          --           --          --          --        --
-------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .................................    $ 26,525     $ 16,869    $  3,765    $ 51,917  $ 24,855
===============================================================================================================================

   The accompanying notes are an integral part of these financial statements.


===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    604        $     --       $     --        $     --        $     --       $    792      $     --      $     39     $    108

       33             124              2              86              --             31            19           126          234
        4              16             --              11              --              4             3            17           31
-----------------------------------------------------------------------------------------------------------------------------------
       37             140              2              97              --             35            22           143          265
-----------------------------------------------------------------------------------------------------------------------------------
      567            (140)            (2)            (97)             --            757           (22)         (104)        (157)
-----------------------------------------------------------------------------------------------------------------------------------



      111            (706)             2             385              --            (63)       (2,381)          379        (431)

     (134)            745             --           2,657              --           (821)          834        13,553       5,866
-----------------------------------------------------------------------------------------------------------------------------------
      (23)             39              2           3,042              --           (884)       (1,547)       13,932       5,435
-----------------------------------------------------------------------------------------------------------------------------------
 $    544        $   (101)      $     --        $  2,945        $     --       $   (127)     $ (1,569)     $ 13,828    $  5,278
-----------------------------------------------------------------------------------------------------------------------------------






===================================================================================================================================
   DREYFUS
  VARIABLE
 INVESTMENT
 (CONTINUED)         FEDERATED INSURANCE SERIES FUNDS        INVESCO VARIABLE INV. FUNDS         JANUS ASPEN SERIES PORTFOLIOS
-------------- -------------------------------------------  ------------------------------  ---------------------------------------

INTERNATIONAL   HIGH INCOME    INTERNATIONAL                     EQUITY                      AGGRESSIVE                 WORLDWIDE
    VALUE         BOND II       EQUITY II      UTILITY II       INCOME        HIGH YIELD      GROWTH        GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------

 $    567        $   (140)      $      (2)      $    (97)       $     --       $    757      $    (22)     $   (104)    $   (157)

      111            (706)              2            385              --            (63)       (2,381)          379         (431)

     (134)            745              --          2,657              --           (821)          834        13,553        5,866
-----------------------------------------------------------------------------------------------------------------------------------
      544            (101)             --          2,945              --           (127)       (1,569)       13,828        5,278
-----------------------------------------------------------------------------------------------------------------------------------

    7,843          47,326              --         28,678              --          8,259         2,351        16,592       49,723
     (700)         (3,393)             --         (4,033)             --           (700)           --          (359)        (771)
       --         (11,850)             --             --              --             --         2,454        62,255       24,018
-----------------------------------------------------------------------------------------------------------------------------------

    7,143          32,083              --         24,645              --          7,559         4,805        78,488       72,970
-----------------------------------------------------------------------------------------------------------------------------------
    7,687          31,982              --         27,590              --          7,432         3,236        92,316       78,248
-----------------------------------------------------------------------------------------------------------------------------------
       --              --              --             --              --             --            --            --           --
-----------------------------------------------------------------------------------------------------------------------------------
 $  7,687        $ 31,982        $     --       $ 27,590        $     --       $  7,432      $  3,236      $ 92,316     $ 78,248
===================================================================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends from investments in portfolio shares ..................    $    238  $     --      $  2,982    $     --    $   --
Expenses:
  Mortality and expense risk fees .................................         106        11           245          --        31
  Administrative fees .............................................          14         1            32          --         4
-----------------------------------------------------------------------------------------------------------------------------------
   Total expenses .................................................         120        12           277          --        35
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (loss) ................................         118       (12)        2,705          --       (35)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) and unrealized appreciation
  (depreciation) of investments:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..........................................          20        --          (142)         --        --
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...........................       4,437       230           603          --       116
-----------------------------------------------------------------------------------------------------------------------------------
      Net gain (loss) on investments in portfolio shares ..........       4,457       230           461          --       116
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from operations .....    $  4,575  $    218      $  3,166    $     --     $  81
===================================================================================================================================





STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED

FOR THE PERIOD APRIL 29, 1998 THROUGH DECEMBER 31, 1998

===================================================================================================================================

                                                                                                                       NEUBERGER
                                                                                                                        BERMAN
                                                                                                                        ADVISERS
                                                                                                                       MANAGEMENT
                                                                        LAZARD RETIREMENT                                TRUST
                                                                        SERIES PORTFOLIOS                              PORTFOLIOS
                                                                        ------------------                             ----------
                                                                                                           MITCHELL
                                                                                            LORD ABBETT    HUTCHINS
                                                                                            SERIES TRUST  SERIES TRUST  LIMITED
                                                                                             GROWTH AND   GROWTH AND    MATURITY
                                                                        EQUITY   SMALL CAP     INCOME       INCOME        BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
  Net investment income (loss) ....................................    $    118  $    (12)     $  2,705    $     --     $    (35)
  Net realized gains (losses) on sales of investments
   in portfolio shares ............................................          20        --          (142)         --           --
  Net change in unrealized appreciation
    (depreciation) of investments in portfolio shares .............        4,437       230          603          --          116
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ........        4,575       218        3,166          --           81
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments ..................................          (89)      (82)      45,830          --        3,656
  Contract redemptions ............................................         (359)       --       (1,400)         --           --
  Net transfers ...................................................       66,013     7,339           --          --       19,872
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
      from contract owners' transactions ..........................       65,565     7,257       44,430          --       23,528
-----------------------------------------------------------------------------------------------------------------------------------
        Net increase in net assets ................................       70,140     7,475       47,596          --       23,609
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................           --        --           --          --           --
-----------------------------------------------------------------------------------------------------------------------------------
        Net assets, end of period .................................     $ 70,140  $  7,475     $ 47,596    $     --     $ 23,609
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $     --      $     --      $     40      $     --      $     --      $     --      $     --            $     14,460

       63            33            84             9             4            (1)           --                   4,202
        8             4            11             1             1            --            --                     550
---------------------------------------------------------------------------------------------            ------------
       71            37            95            10             5            (1)           --                   4,752
---------------------------------------------------------------------------------------------            ------------
      (71)          (37)          (55)          (10)           (5)            1            --                   9,708
---------------------------------------------------------------------------------------------            ------------



    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,835         1,486         1,353          (117)          262            --            --                  66,101
---------------------------------------------------------------------------------------------            ------------
 $  1,764      $  1,449      $  1,298      $   (127)     $    257      $      1      $     --            $     75.809
=============================================================================================            ============





=====================================================================================================================
 NEUBERGER
  BERMAN
 ADVISERS
MANAGEMENT     STRONG
   TRUST      VARIABLE
PORTFOLIOS    INSURANCE
(CONTINUED)     FUNDS                     VAN ECK WORLDWIDE INSURANCE TRUST FUNDS
-----------   ---------     ----------------------------------------------------------------

                              STRONG
               MID CAP      OPPORTUNITY                 EMERGING         HARD          REAL                 COMBINED
 PARTNERS     GROWTH II       FUND II        BOND        MARKETS        ASSETS        ESTATE                 TOTAL
---------------------------------------------------------------------------------------------            ------------
 $    (71)     $    (37)     $    (55)     $    (10)     $     (5)     $      1      $     --            $      9,708

    1,111           (13)          (52)           --            --            --            --                 (17,454)

      724         1,499         1,405          (117)          262            --            --                  83,555
---------------------------------------------------------------------------------------------            ------------
    1,764         1,449         1,298          (127)          257             1            --                  75,809
---------------------------------------------------------------------------------------------            ------------

   18,499         8,165        19,289        14,435         1,028        21,918            --               1,205,517
       --          (700)         (700)           --            --            --            --                 (31,928)
   (1,113)           --            --            --            --       (21,919)           --                      --
---------------------------------------------------------------------------------------------            ------------

   17,386         7,465        18,589        14,435         1,028            (1)           --               1,173,589
---------------------------------------------------------------------------------------------            ------------
   19,150         8,914        19,887        14,308         1,285            --            --               1,249,398
---------------------------------------------------------------------------------------------            ------------
        --           --            --            --            --            --            --                      --
---------------------------------------------------------------------------------------------            ------------
 $ 19,150      $  8,914      $ 19,887      $ 14,308      $  1,285  $         --      $     --            $  1,249,398
=============================================================================================            ============

CONSECO VARIABLE ANNUITY ACCOUNT G

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1999 AND 1998

================================================================================

(1) GENERAL

   Conseco Variable Insurance Company (the "Company") established two separate accounts within Conseco Variable Annuity Account G ("Account G"). Both accounts were established on September 26, 1997, and commenced operations on April 29, 1998. Account G is a segregated investment account for individual and group variable annuity contracts which are registered under the Securities Act of 1933. One account, also named Conseco Variable Annuity Account G ("Variable Account"), which serves the variable annuity portion of the contract, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The other account, Conseco Variable Market Value Adjustment Account ("MVA"), offers investment options which pay fixed rates of interest as declared by the Company for specified periods (one, three and five years) from the date amounts are allocated to the MVA. The MVA is not registered as an investment company under the Investment Company Act of 1940. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a publicly-held specialized financial services holding company listed on the New York Stock Exchange.

   Besides the three guarantee periods of the MVA option, the following investment Variable Account options are currently available:

THE ALGER AMERICAN FUND
   Growth Portfolio
   Leveraged AllCap Portfolio
   MidCap Growth Portfolio
   Small Capitalization Portfolio

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
   Income and Growth Fund
   International Fund
   Value Fund

BERGER INSTITUTIONAL PRODUCTS TRUST
   100 Fund
   Growth and Income Fund
   Small Company Growth Fund
   BIAM International Fund

CONSECO SERIES TRUST
   Balanced Portfolio
   Equity Portfolio
   Fixed Income Portfolio
   Government Securities Portfolio
   Money Market Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

DREYFUS STOCK INDEX FUND

DREYFUS VARIABLE INVESTMENT FUND
   International Value Portfolio
   Disciplined Stock Portfolio

FEDERATED INSURANCE SERIES
   High Income Bond Fund II
   International Equity Fund II
   Utility Fund II

INVESCO VARIABLE INVESTMENT FUNDS, INC.
   Equity Income Fund
   High Yield Fund

JANUS ASPEN SERIES
   Aggressive Growth Portfolio
   Growth Portfolio
   Worldwide Growth Portfolio

LAZARD RETIREMENT SERIES, INC.
   Equity Portfolio
   Small Cap Portfolio

LORD ABBETT SERIES FUND, INC.
   Growth and Income Portfolio

MITCHELL HUTCHINS SERIES TRUST
   Growth and Income Portfolio

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
   Limited Maturity Bond Portfolio
   Partners Portfolio

STRONG VARIABLE INSURANCE FUNDS, INC.
   Mid Cap Growth Fund II

STRONG OPPORTUNITY FUND II, INC.

VAN ECK WORLDWIDE INSURANCE TRUST
   Worldwide Bond Fund
   Worldwide Emerging Markets Fund
   Worldwide Hard Assets Fund
   Worldwide Real Estate Fund

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

CONSECO VARIABLE ANNUITY ACCOUNT G

DECEMBER 31, 1999 AND 1998

================================================================================

ANNUITY RESERVES

  Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares was $77,960,412 and $1,908,738 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively. The aggregate proceeds from sales of investments in portfolio shares were $65,241,882 and $724,111 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. The Company deducts daily from Account G a fee, which is equal on an annual basis to 1.15 percent of the daily value of the total investments of Account G, for assuming the mortality and expense risks. These fees were $66,903 and $4,202 for the year ended December 31, 1999 and for the period April 29, 1998 through December 31, 1998, respectively.

   Pursuant to an agreement between Account G and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. There were no sales and administrative charges for both the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998. The Company also deducts daily from Account G a fee, which is equal on an annual basis to 0.15 percent of the daily value of the total investments of Account G, for administrative expenses. These expenses were $8,726 and $550 for the year ended December 31, 1999, and for the period April 29, 1998 through December 31, 1998, respectively.

  The MVA account is subject to a market value adjustment if the amounts are withdrawn prior to the end of the guarantee period with certain exceptions. This adjustment can be positive or negative depending on the changes in the U.S. Treasury rates during the holding period of the MVA contract. There were no charges for both the year ended December 31, 1999, and the period April 29, 1998 through December 31, 1998.

(5) OTHER TRANSACTIONS WITH AFFILIATES

   Conseco Equity Sales, Inc., an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company through various retail broker/dealers including Conseco Securities, Inc. (formerly Conseco Financial Services, Inc. prior to its name change in August
1999), an affiliate of the Company.

(6) NET ASSETS

   Net assets consisted of the following at December 31, 1999:

--------------------------------------------------------------------------------
Proceeds from the sales of units since organization,
  less cost of units redeemed ....................................   $13,657,586
Undistributed net investment income ..............................       229,938
Undistributed net realized gains on sales of investments .........       880,823
Net unrealized appreciation of investments .......................       922,273
--------------------------------------------------------------------------------
    Net assets ...................................................   $15,690,620
================================================================================

REPORT OF INDEPENDENT ACCOUNTANTS

================================================================================

TO THE BOARD OF DIRECTORS OF CONSECO VARIABLE
INSURANCE COMPANY AND CONTRACT OWNERS OF
CONSECO VARIABLE ANNUITY ACCOUNT G

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the Conseco Variable Annuity Account G (the "Account") at December 31, 1999, and the results of its operations and the changes in its net assets for the year ended December 31, 1999 and from inception (April 29, 1998) through December 31, 1998, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio shares owned at December 31, 1999 by correspondence with the funds, provide a reasonable basis for the opinion expressed above.



/s/ PricewaterhouseCoopers LLP
---------------------------------


Indianapolis, Indiana
February 10, 2000

================================================================================

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                                                                              19

================================================================================

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20

================================================================================

CONSECO VARIABLE ANNUITY ACCOUNT G

SPONSOR
Conseco Variable Insurance Company - Carmel, Indiana.

DISTRIBUTOR
Conseco Equity Sales, Inc. - Carmel, Indiana

INDEPENDENT PUBLIC ACCOUNTANTS
PricewaterhouseCoopers LLP - Indianapolis, Indiana.

                CONSECO VARIABLE ANNUITY ACCOUNT G IS ISSUED BY CONSECO VARIABLE
               INSURANCE COMPANY THE PRODUCT IS UNDERWRITTEN, AND THE SECURITIES WITHIN ARE OFFERED, BY CONSECO EQUITY SALES, INC., A BROKER-DEALER FOR CONSECO VARIABLE INSURANCE COMPANY. BOTH COMPANIES ARE SUBSIDIARIES OF
               CONSECO, INC., A FINANCIAL SERVICES ORGANIZATION HEADQUARTERED IN
                  CARMEL, INDIANA. CONSECO, THROUGH ITS SUBSIDIARY COMPANIES, IS ONE OF MIDDLE AMERICA'S LEADING SOURCES FOR INSURANCE, INVESTMENT AND LENDING
  PRODUCTS, HELPING 12 MILLION CUSTOMER STEP UP TO A BETTER, MORE SECURE FUTURE.

                            CONSECO EQUITY SALES, INC., IS A MEMBER OF THE NASD.


                                              CONSECO VARIABLE INSURANCE COMPANY
                                                 11815 NORTH PENNSYLVANIA STREET
                                                           CARMEL, INDIANA 46032


                                                             CV-210 (2/00) 05961
                                     (C) 1999 Conseco Variable Insurance Company

                                                                 www.conseco.com

INSURANCE INVESTMENTS LENDING
--------------------------------------------------------------------------------
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